Related-party Balances and Transactions (Details) ¥ in Thousands		1 Months Ended	12 Months Ended
	Oct. 10, 2018 shares	Aug. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 $ / shares	Mar. 31, 2018
Related-party Balances and Transactions (Details) [Line Items]
Equity method investment, ownership percentage							20.60%
Shenzhen Baoying Factoring Co Limited [Member]
Related-party Balances and Transactions (Details) [Line Items]
Principal receivable		¥ 50,000
Interest rate		8.50%
Interest receivable		¥ 989
Group [Member]
Related-party Balances and Transactions (Details) [Line Items]
Interest rate			7.30%
Interest receivable			¥ 360
Affiliates interest income					¥ 8,714
Principal amount of Investment			15,000	¥ 138,000
Investment income received			610
Value outstanding wealth management products			¥ 15,000
Mr Qiuping Lai [Member]
Related-party Balances and Transactions (Details) [Line Items]
Repurchase of ordinary shares (in Shares) | shares	7,500,000
Equity method investment, ownership percentage	4.30%
Master Trend Limited [Member]
Related-party Balances and Transactions (Details) [Line Items]
Repurchase of ordinary shares (in Shares) | shares				150,000,000
Shares issued, price per share (in Dollars per share) | $ / shares						$ 1.45
Average closing price, trading days				30
Term of loan, description				In form of loan to the 521 plan’s participants, the Group had paid RMB1,318,611 as 90% of shares purchase consideration to Master Trend during 2018. The remaining 10% in the amount of RMB146,512 was paid by the 521 Plan’s Participants directly to Master Trend, in which the Group recorded RMB8,184 and RMB138,328 as current and non-current refundable share right deposits on the statement of financial position as of December 31, 2018, respectively.
Master Trend Limited [Member] | ADS [Member]
Related-party Balances and Transactions (Details) [Line Items]
Repurchase of ordinary shares (in Shares) | shares				7,500,000
Shares issued, price per share (in Dollars per share) | $ / shares						$ 29.0